EQUITY (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) class $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares
Schedule of Partnership Units [Line Items]
Proceeds from issuing shares | $	$ 13	$ 0
Number of classes of shares | class	6
Stock conversion ratio	1
Period over which price is calculated	20 days
General partner
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests	1.00%
Shares outstanding	139,000		139,000	139,000
Limited partners
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests	49.00%
Shares outstanding	431,432,000		424,198,000	254,989,000
Redeemable and Exchangeable Units
Schedule of Partnership Units [Line Items]
Shares outstanding	432,649,105		432,649,105
Special LP Units
Schedule of Partnership Units [Line Items]
Shares outstanding	4,759,997		4,759,997
Preferred equity
Schedule of Partnership Units [Line Items]
Number of shares issued	7,360,000
Par value per share | $ / shares	$ 25.00
Coupon rate (as a percentage)	6.50%
Proceeds from issuing shares | $	$ 184
Share issue related cost | $	6
Preferred equity | $	$ 178		$ 0